NEW WORLD FUND, INC.
              333 South Hope Street, Los Angeles, California 90071
                            Telephone (213) 486-9200

                                                      January 3, 2003

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: New World Fund, Inc.
     File Nos.  811-9105
                333-67455

Ladies/Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 12/30/02 of Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Vince P. Corti
                                             Vince P. Corti
                                             Secretary

Attachments

cc:   Linda Stirling
     (Division of Investment Management)